Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ASHMORE FUNDS
Supplement dated April 17, 2023 to the Prospectus of Ashmore Emerging Markets
Equity ESG Fund, Dated February 28, 2023 (as supplemented thereafter)
Disclosure Related to Ashmore Emerging Markets Equity ESG Fund
(the “Fund”)
This supplement contains information that amends, modifies or supersedes certain information contained in the Prospectus of Ashmore Emerging Markets Equity ESG Fund, dated February 28, 2023 (as supplemented thereafter).
The following changes are effective immediately:
1. The following is added as a new last paragraph in the sub‑section entitled “Principal Investment Strategies” in the section “Summary Information About the Funds—Ashmore Emerging Markets Equity ESG Fund,” and corresponding changes are hereby made to the sub‑section entitled “Principal Investment Strategies” in the section “Principal Investments and Strategies of Each Fund”:
The Fund may invest in A Shares of companies based in the People’s Republic of China (“China”) that trade on the Shanghai Stock Exchange or the Shenzhen Stock Exchange through the Shanghai-Hong Kong Stock Connect program and the Shenzhen‑Hong Kong Stock Connect program (together, “Stock Connect”). Stock Connect is a mutual stock market access program designed to, among other things, enable foreign investments in China.
2. The following is added as a new principal risk in the sub‑section entitled “Principal Risks” in the section “Summary Information About the Funds—Ashmore Emerging Markets Equity ESG Fund,” and corresponding changes are hereby made to the sub‑section entitled “Principal Risks” in the section “Principal Investment and Strategies of Each Fund”:
China Risk: Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets), currency exchange rate fluctuations or blockages, limits on the use of brokers and on foreign ownership, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, sanctions, embargoes and other trade limitations, custody risks, risks associated with investments in variable interest entities, and potential adverse tax consequences. U.S. sanctions or other investment restrictions could preclude the Fund from investing in certain Chinese issuers or cause the Fund to sell investments at a disadvantageous time. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events.

Ashmore Emerging Markets Equity ESG Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ASHMORE FUNDS
Supplement dated April 17, 2023 to the Prospectus of Ashmore Emerging Markets
Equity ESG Fund, Dated February 28, 2023 (as supplemented thereafter)
Disclosure Related to Ashmore Emerging Markets Equity ESG Fund
(the “Fund”)
This supplement contains information that amends, modifies or supersedes certain information contained in the Prospectus of Ashmore Emerging Markets Equity ESG Fund, dated February 28, 2023 (as supplemented thereafter).
The following changes are effective immediately:
1. The following is added as a new last paragraph in the sub‑section entitled “Principal Investment Strategies” in the section “Summary Information About the Funds—Ashmore Emerging Markets Equity ESG Fund,” and corresponding changes are hereby made to the sub‑section entitled “Principal Investment Strategies” in the section “Principal Investments and Strategies of Each Fund”:
The Fund may invest in A Shares of companies based in the People’s Republic of China (“China”) that trade on the Shanghai Stock Exchange or the Shenzhen Stock Exchange through the Shanghai-Hong Kong Stock Connect program and the Shenzhen‑Hong Kong Stock Connect program (together, “Stock Connect”). Stock Connect is a mutual stock market access program designed to, among other things, enable foreign investments in China.
2. The following is added as a new principal risk in the sub‑section entitled “Principal Risks” in the section “Summary Information About the Funds—Ashmore Emerging Markets Equity ESG Fund,” and corresponding changes are hereby made to the sub‑section entitled “Principal Risks” in the section “Principal Investment and Strategies of Each Fund”:
China Risk: Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets), currency exchange rate fluctuations or blockages, limits on the use of brokers and on foreign ownership, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, sanctions, embargoes and other trade limitations, custody risks, risks associated with investments in variable interest entities, and potential adverse tax consequences. U.S. sanctions or other investment restrictions could preclude the Fund from investing in certain Chinese issuers or cause the Fund to sell investments at a disadvantageous time. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events.